Expense Example {- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-11 - Fidelity Managed Retirement 2010 Fund - Fidelity Managed Retirement 2010 Fund	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 47
3 years	147
5 years	254
10 years	$ 569